Schedule of Investments (unaudited) June 30, 2019	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Boeing Co. (The)	170,587	$62,095,374
General Dynamics Corp.	88,526	16,095,797
Lockheed Martin Corp.	80,139	29,133,732
Raytheon Co.	90,809	15,789,869
United Technologies Corp.	264,444	34,430,609

		157,545,381

Air Freight & Logistics — 0.7%
FedEx Corp.	78,371	12,867,734
United Parcel Service Inc., Class B	227,406	23,484,218

		36,351,952

Automobiles — 0.6%
Ford Motor Co.	1,277,565	13,069,490
General Motors Co.	430,052	16,569,903

		29,639,393

Banks — 6.8%
Bank of America Corp.	2,882,856	83,602,824
Citigroup Inc.	753,906	52,796,037
JPMorgan Chase & Co.	1,057,593	118,238,897
U.S. Bancorp.	487,900	25,565,960
Wells Fargo & Co.	1,318,712	62,401,452

		342,605,170

Beverages — 2.4%
Coca-Cola Co. (The)	1,251,747	63,738,957
PepsiCo Inc.	457,019	59,928,902

		123,667,859

Biotechnology — 2.7%
AbbVie Inc.	481,963	35,048,350
Amgen Inc.	198,850	36,644,078
Biogen Inc.(a)	63,213	14,783,624
Celgene Corp.(a)	229,927	21,254,452
Gilead Sciences Inc.	414,550	28,006,998

		135,737,502

Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	287,195	12,679,659
BlackRock Inc.(b)	38,791	18,204,616
Goldman Sachs Group Inc. (The)	110,802	22,670,089
Morgan Stanley	416,814	18,260,622

		71,814,986

Chemicals — 0.6%
Dow Inc.(a)	243,280	11,996,137
DuPont de Nemours Inc.	244,344	18,342,904

		30,339,041

Communications Equipment — 1.5%
Cisco Systems Inc.	1,395,596	76,380,969

Consumer Finance — 0.8%
American Express Co.	223,246	27,557,486
Capital One Financial Corp.	153,097	13,892,022

		41,449,508

Diversified Financial Services — 2.7%
Berkshire Hathaway Inc., Class B(a)	631,759	134,672,066

Diversified Telecommunication Services — 3.1%
AT&T Inc.	2,379,279	79,729,639
Verizon Communications Inc.	1,348,314	77,029,179

		156,758,818

Security	Shares	Value

Electric Utilities — 1.7%
Duke Energy Corp.	237,356	$20,944,294
Exelon Corp.	316,548	15,175,311
NextEra Energy Inc.	156,141	31,987,045
Southern Co. (The)	339,330	18,758,162

		86,864,812

Electrical Equipment — 0.3%
Emerson Electric Co.	200,590	13,383,365

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	451,574	17,945,551

Entertainment — 2.6%
Netflix Inc.(a)	142,542	52,358,527
Walt Disney Co. (The)	569,132	79,473,593

		131,832,120

Equity Real Estate Investment Trusts (REITs) — 0.3%
Simon Property Group Inc.	100,735	16,093,424

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	143,380	37,889,599
Walgreens Boots Alliance Inc.	253,366	13,851,519
Walmart Inc.	456,039	50,387,749

		102,128,867

Food Products — 0.6%
Kraft Heinz Co. (The)	203,793	6,325,735
Mondelez International Inc., Class A	469,608	25,311,871

		31,637,606

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	575,154	48,370,451
Danaher Corp.	205,398	29,355,482
Medtronic PLC	437,092	42,568,390

		120,294,323

Health Care Providers & Services — 1.9%
CVS Health Corp.	423,527	23,077,986
UnitedHealth Group Inc.	309,829	75,601,375

		98,679,361

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	248,933	51,693,427
Starbucks Corp.	394,873	33,102,203

		84,795,630

Household Products — 2.2%
Colgate-Palmolive Co.	280,106	20,075,197
Procter & Gamble Co. (The)	817,761	89,667,494

		109,742,691

Industrial Conglomerates — 2.0%
3M Co.	187,926	32,575,093
General Electric Co.	2,843,140	29,852,970
Honeywell International Inc.	237,257	41,422,699

		103,850,762

Insurance — 0.8%
Allstate Corp. (The)	108,599	11,043,432
American International Group Inc.	283,555	15,107,810
MetLife Inc.	309,119	15,353,941

		41,505,183

Interactive Media & Services — 7.2%
Alphabet Inc., Class A(a)	97,622	105,705,102
Alphabet Inc., Class C, NVS(a)	99,916	108,000,203

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Facebook Inc., Class A(a)	783,272	$151,171,496

		364,876,801

Internet & Direct Marketing Retail — 5.6%
Amazon.com Inc.(a)	134,828	255,314,346
Booking Holdings Inc.(a)	14,114	26,459,657

		281,774,003

IT Services — 5.9%
Accenture PLC, Class A	207,945	38,421,998
International Business Machines Corp.	289,061	39,861,512
Mastercard Inc., Class A	293,017	77,511,787
PayPal Holdings Inc.(a)	383,049	43,843,788
Visa Inc., Class A	566,941	98,392,611

		298,031,696

Machinery — 0.5%
Caterpillar Inc.	186,247	25,383,604

Media — 1.7%
Charter Communications Inc., Class A(a)	56,083	22,162,880
Comcast Corp., Class A	1,476,649	62,432,720

		84,595,600

Multiline Retail — 0.3%
Target Corp.	167,030	14,466,468

Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	621,035	77,281,596
ConocoPhillips	368,703	22,490,883
Exxon Mobil Corp.	1,379,412	105,704,342
Kinder Morgan Inc./DE	634,698	13,252,494
Occidental Petroleum Corp.	244,655	12,301,253

		231,030,568

Pharmaceuticals — 6.7%
Allergan PLC	100,458	16,819,683
Bristol-Myers Squibb Co.	533,276	24,184,067
Eli Lilly & Co.	281,693	31,208,767
Johnson & Johnson	865,596	120,560,211
Merck & Co. Inc.	839,380	70,382,013
Pfizer Inc.	1,809,989	78,408,723

		341,563,464

Road & Rail — 0.8%
Union Pacific Corp.	230,767	39,025,007

Semiconductors & Semiconductor Equipment — 3.3%
Intel Corp.	1,459,583	69,870,238

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	198,545	$32,607,045
QUALCOMM Inc.	396,339	30,149,508
Texas Instruments Inc.	305,872	35,101,871

		167,728,662

Software — 8.4%
Adobe Inc.(a)	159,081	46,873,217
Microsoft Corp.	2,498,217	334,661,149
Oracle Corp.	791,094	45,068,625

		426,602,991

Specialty Retail — 2.0%
Home Depot Inc. (The)	358,713	74,601,543
Lowe’s Companies Inc.	255,245	25,756,773

		100,358,316

Technology Hardware, Storage & Peripherals — 5.6%
Apple Inc.	1,425,032	282,042,333

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	409,715	34,395,574

Tobacco — 1.3%
Altria Group Inc.	609,954	28,881,322
Philip Morris International Inc.	507,219	39,831,908

		68,713,230

Total Common Stocks — 99.8% (Cost: $4,510,395,106)		5,056,304,657

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	4,814,202	4,814,202

Total Short-Term Investments — 0.1% (Cost: $4,814,202)		4,814,202

Total Investments in Securities — 99.9% (Cost: $4,515,209,308)		5,061,118,859

Other Assets, Less Liabilities — 0.1%		2,589,763

Net Assets — 100.0%		$5,063,708,622

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold		Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,640,084	—	(2,640,084	)(a)	—	$—	$5,830	(b)	$(572)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,434,401	—	(1,620,199	)(a)	4,814,202	4,814,202	82,264		—	—
BlackRock Inc.	38,796	1,674	(1,679)		38,791	18,204,616	129,198		12,377	1,625,027

						$23,018,818	$217,292		$11,805	$1,625,027

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	50	09/20/19	$7,361	$143,439

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,056,304,657	$—	$—	$5,056,304,657
Money Market Funds	4,814,202	—	—	4,814,202

	$5,061,118,859	$—	$—	$5,061,118,859

Derivative financial instruments(a)
Assets
Futures Contracts	$143,439	$—	$—	$143,439

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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